Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	March 31,
	2024	2025
Cash on hand	72	656
Credit card collection in hand	797,380	160,814
Balances with bank	944,498	444,332
Total	1,741,950	605,802